Loss Per Share - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Options excluded from computation of earnings per-share	0	0	137